POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 31, 2009 TO THE PROSPECTUS DATED AUGUST 31, 2009 OF:

PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares NXQ Portfolio
(the "Funds")

Effective December 31, 2009, John W. Southard, Jr. is retiring from his position as Portfolio Manager of each of the Funds. Therefore, all references to Mr. Southard are hereby removed.

Please Retain This Supplement For Future Reference

P-PS-PRO-STK-2 12/31/09

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 31, 2009 TO THE PROSPECTUS DATED AUGUST 31, 2009 OF:

PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Telecommunications & Wireless Portfolio
PowerShares Dynamic Utilities Portfolio
PowerShares NASDAQ Internet Portfolio
(the "Funds")

Effective December 31, 2009, John W. Southard, Jr. is retiring from his position as Portfolio Manager of each of the Funds. Therefore, all references to Mr. Southard are hereby removed.

Please Retain This Supplement For Future Reference

P-PS-PRO-STK-3 12/31/09

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 31, 2009 TO THE PROSPECTUS DATED AUGUST 31, 2009 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares CleantechTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares NASDAQ-100 BuyWrite Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares Value Line Industry Rotation Portfolio
PowerShares Value Line TimelinessTM Select Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
(the "Funds")

Effective December 31, 2009, John W. Southard, Jr. is retiring from his position as Portfolio Manager of each of the Funds. Therefore, all references to Mr. Southard are hereby removed.

Please Retain This Supplement For Future Reference

P-PS-PRO-STK-4 12/31/09

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 31, 2009 TO THE PROSPECTUS DATED AUGUST 31, 2009 OF:

PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Services Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Software Portfolio
(the "Funds")

Effective December 31, 2009, John W. Southard, Jr. is retiring from his position as Portfolio Manager of each of the Funds. Therefore, all references to Mr. Southard are hereby removed.

Please Retain This Supplement For Future Reference

P-PS-PRO-STK-7 12/31/09

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 31, 2009 TO THE PROSPECTUS DATED AUGUST 31, 2009 OF:

PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares FTSE NASDAQ Small Cap Portfolio
PowerShares Zacks Micro Cap Portfolio
PowerShares Zacks Small Cap Portfolio
(the "Funds")

Effective December 31, 2009, John W. Southard, Jr. is retiring from his position as Portfolio Manager of each of the Funds. Therefore, all references to Mr. Southard are hereby removed.

Please Retain This Supplement For Future Reference

P-PS-PRO-STK-5 12/31/09

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 31, 2009 TO THE PROSPECTUS DATED AUGUST 31, 2009 OF:

PowerShares Buyback AchieversTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares Financial Preferred Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
(the "Funds")

Effective December 31, 2009, John W. Southard, Jr. is retiring from his position as Portfolio Manager of each of the Funds. Therefore, all references to Mr. Southard are hereby removed.

Please Retain This Supplement For Future Reference

P-PS-PRO-STK-1 12/31/09

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 31, 2009 TO THE PROSPECTUS DATED SEPTEMBER 30, 2009 OF:

PowerShares Global Listed Private Equity Portfolio (the "Fund")

Effective December 31, 2009, John W. Southard, Jr. is retiring from his position as Portfolio Manager of the Fund. Therefore, all references to Mr. Southard are hereby removed.

Please Retain This Supplement For Future Reference

P-PSP-PRO-STK-1 12/31/09

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 31, 2009 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2009 OF:

PowerShares Global Listed Private Equity Portfolio (the "Fund")

Effective December 31, 2009, John W. Southard, Jr. is retiring from his position as Vice President of the PowerShares Exchange-Traded Fund Trust and as Portfolio Manager of the Fund. Therefore, all references to Mr. Southard are hereby removed.

Please Retain This Supplement For Future Reference

P-PSP-SOAI-STK-1 12/31/09

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 31, 2009 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2009 OF:

PowerShares FTSE NASDAQ Small Cap Portfolio
PowerShares NASDAQ-100 BuyWrite Portfolio
PowerShares NASDAQ Internet Portfolio
PowerShares NXQ Portfolio
PowerShares S&P 500 BuyWrite Portfolio
(the "Funds")

Effective December 31, 2009, John W. Southard, Jr. is retiring from his position as Vice President of the PowerShares Exchange-Traded Fund Trust and as Portfolio Manager of each of the Funds. Therefore, all references to Mr. Southard are hereby removed.

Please Retain This Supplement For Future Reference

P-PS-SOAI-STK-5 12/31/09

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 31, 2009 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED AUGUST 31, 2009 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares Buyback AchieversTM Portfolio
PowerShares CleantechTM Portfolio
PowerShares Dividend AchieversTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Healthcare Services Portfolio
PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Portfolio
PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic Market Portfolio
PowerShares Dynamic Media Portfolio
PowerShares Dynamic Mid Cap Growth Portfolio
PowerShares Dynamic Mid Cap Portfolio
PowerShares Dynamic Mid Cap Value Portfolio
PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic OTC Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Small Cap Growth Portfolio
PowerShares Dynamic Small Cap Portfolio
PowerShares Dynamic Small Cap Value Portfolio
PowerShares Dynamic Software Portfolio
PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Telecommunications & Wireless Portfolio

PowerShares Dynamic Utilities Portfolio
PowerShares Financial Preferred Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares Golden Dragon Halter USX China Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
PowerShares International Dividend AchieversTM Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares Value Line Industry Rotation Portfolio
PowerShares Value Line TimelinessTM Select Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
PowerShares Zacks Micro Cap Portfolio
PowerShares Zacks Small Cap Portfolio
(the "Funds")

Effective December 31, 2009, John W. Southard, Jr. is retiring from his position as Vice President of the PowerShares Exchange-Traded Fund Trust and as Portfolio Manager of each of the Funds. Therefore, all references to Mr. Southard are hereby removed.

Please Retain This Supplement For Future Reference

P-PS-SOAI-STK-1 12/31/09